April 21, 2010

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Select Money Market Trust (the "Trust")

             Evergreen Institutional 100% Treasury Money Market Fund
             Evergreen Institutional Money Market Fund
             Evergreen Institutional Municipal Money Market Fund
             Evergreen Institutional Treasury Money Market Fund
             Evergreen Institutional U.S. Government Money Market Fund
             Evergreen Prime Cash Management Money Market Fund (the “Funds”)

            Post-Effective Amendment No. 35 to Registration Statement on

            Form N-1A, No: 333-37227

            Post-Effective Amendment No. 36 to Registration Statement on

            Form N-1A, No: 811-08405

Ladies and Gentlemen:

On behalf of the Evergreen Select Money Market Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment Nos. 35 and 36, respectively, to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to comply with the requirements of the Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-end Investment Companies Release (Release Nos. 33-8998; IC-28584; File No.S7-28-07) and to include a summary section at the front of the Fund's prospectuses.

If you have any questions or would like further information, please call me at (617) 210-3662.

Sincerely yours,

/s/ Brian Montana

Brian Montana

Enclosure

 cc: Timothy Diggins
Ropes & Gray, LLP